Employee Benefit Plan	9 Months Ended
Sep. 23, 2012
Employee Benefit Plan

9. EMPLOYEE BENEFIT PLAN

The Chuy’s Opco, Inc. 401(k) plan, (the “401(k) Plan”), is a defined contribution plan covering all eligible employees. The 401(k) Plan provides for employee salary deferral contributions up to the maximum amount allowable by the Internal Revenue Service (“IRS”), as well as Company discretionary matching contributions. Company contributions relating to the 401(k) Plan were $60, $50 and $80 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.